UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Conatus Capital Management LP
           --------------------------------------------------
Address:   Two Greenwich Plaza, 4th Floor
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

         Form 13F File Number:  028-13303
                                ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Cimador
           --------------------------------------------------
Title:     Chief Compliance Officer
           --------------------------------------------------
Phone:     203-485-5270
           --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ James Cimador             Greenwich, Connecticut     August 16, 2010
----------------------------   ------------------------  -------------------
       [Signature]                   [City, State]               [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    0
                                               -------------

Form 13F Information Table Entry Total:              29
                                               -------------

Form 13F Information Table Value Total:          $1,565,416
                                               -------------
                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


Conatus Capital Management
13F Filing
As of 06/30/10

----------------------------- -------------- --------- --------- ----------------------- ---------- -------- ----------------------
          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8
----------------------------- -------------- --------- --------- ----------------------- ---------- -------- ----------------------
                                                                                                                VOTING AUTHORITY
----------------------------- -------------- --------- --------- --------- ------- ----- ---------- -------- ----------------------
                                 TITLE OF      CUSIP    VALUE     SHRS OR           PUT/  INVESTMENT OTHER      SOLE   SHARED  NONE
      NAME OF ISSUER               CLASS                (X$1000)  PRN AMT   SH/PRN  CALL  DISCRETION MANAGER
----------------------------- -------------- --------- --------- --------- ------- ----- ---------- -------- --------- ------- -----

AMAZON COM INC                COM            023135106   50,816    465,093   SH          SOLE                  465,093
APPLE INC                     COM            037833100  140,661    559,220   SH          SOLE                  559,220
BED BATH & BEYOND INC         COM            075896100   54,179  1,461,133   SH          SOLE                1,461,133
C H ROBINSON WORLDWIDE INC    COM NEW        12541W209   54,089    971,774   SH          SOLE                  971,774
CISCO SYS INC                 COM            17275R102   52,705  2,473,252   SH          SOLE                2,473,252
CITRIX SYS INC                COM            177376100   41,371    979,655   SH          SOLE                  979,655
COGNIZANT TECHNOLOGY SOLUTIO  CL A           192446102   69,684  1,392,009   SH          SOLE                1,392,009
CORE LABORATORIES N V         COM            N22717107   42,171    285,693   SH          SOLE                  285,693
CTRIP COM INTL LTD            AMERICAN DEP   22943F100   55,955  1,489,739   SH          SOLE                1,489,739
                              SHS
DIRECTV                       COM CL A       25490A101   69,812  2,058,131   SH          SOLE                2,058,131
DISCOVERY COMMUNICATNS NEW    COM SER A      25470F104   46,313  1,296,926   SH          SOLE                1,296,926
DISCOVERY COMMUNICATNS NEW    COM SER C      25470F302    8,970    290,000   SH          SOLE                  290,000
EXPRESS SCRIPTS INC           COM            302182100   83,870  1,783,712   SH          SOLE                1,783,712
GOLDMAN SACHS GROUP INC       COM            38141G104   54,230    413,119   SH          SOLE                  413,119
ITAU UNIBANCO HLDG SA         SPON ADR REP   465562106   55,129  3,061,039   SH          SOLE                3,061,039
                              PFD
LAUDER ESTEE COS INC          CL A           518439104   54,322    974,737   SH          SOLE                  974,737
NETAPP INC                    COM            64110D104   41,692  1,117,439   SH          SOLE                1,117,439
POLO RALPH LAUREN CORP        CL A           731572103   80,043  1,097,076   SH          SOLE                1,097,076
PRICELINE COM INC             COM NEW        741503403   41,957    237,661   SH          SOLE                  237,661
SALESFORCE COM INC            COM            79466L302   39,594    461,361   SH          SOLE                  461,361
SCHLUMBERGER LTD              COM            806857108   54,628    987,129   SH          SOLE                  987,129
SCHWAB CHARLES CORP NEW       COM            808513105   27,212  1,919,076   SH          SOLE                1,919,076
SOTHEBYS                      COM            835898107   55,489  2,426,262   SH          SOLE                2,426,262
UNION PAC CORP                COM            907818108   54,270    780,754   SH          SOLE                  780,754
URBAN OUTFITTERS INC          COM            917047102   57,246  1,664,606   SH          SOLE                1,664,606
VISA INC                      COM CL A       92826C839   67,353    951,979   SH          SOLE                  951,979
VMWARE INC                    CL A COM       928563402   38,206    610,414   SH          SOLE                  610,414
WEBMD HEALTH CORP             COM            94770V102   21,717    467,730   SH          SOLE                  467,730
WELLS FARGO & CO NEW          COM            949746101   51,732  2,020,797   SH          SOLE                2,020,797

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